                       SUPPLEMENT DATED JUNE 1, 2012 TO

             PROSPECTUS DATED APRIL 29, 2005 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund and the GE Investments Mid-Cap Equity Fund (each, a "Portfolio").

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.

Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be added to your Contract. All references to the GE Investments Money Market Fund in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust -- Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:

                                                                                            ADVISER (AND SUB-ADVISER(S),
                        SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                   AS APPLICABLE)
                        ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current     Goldman Sachs Asset Management,
INSURANCE TRUST         FUND -- SERVICE SHARES      income to the extent consistent with   L.P.
                                                    the preservation of capital and the
                                                    maintenance of liquidity by investing
                                                    exclusively in high quality money
                                                    market instruments.
                        ---------------------------------------------------------------------------------------------------

SAVVYPS SUPPC 06/01/12

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS


                         SUBACCOUNT                                    INVESTMENT OBJECTIVE
                         ------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.
FUNDS (INVESCO VARIABLE  SERIES I SHARES
INSURANCE FUNDS)         ------------------------------------------------------------------------------
                         INVESCO V.I. GOVERNMENT             Seeks to achieve a high level of current
                         SECURITIES FUND -- SERIES I SHARES  income consistent with reasonable concern for safety of principal.
                         ------------------------------------------------------------------------------
                         INVESCO V.I. TECHNOLOGY FUND --     Seeks capital growth.
                         SERIES I SHARES
                         ------------------------------------------------------------------------------
                         INVESCO V.I. UTILITIES FUND --      Seeks capital growth and current
                         SERIES I SHARES                     income.
                         ------------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.             to seek capital growth.
                         AMERICAN FRANCHISE FUND --
                         SERIES I SHARES (FORMERLY, INVESCO
                         V.I. CAPITAL GROWTH FUND --
                         SERIES I SHARES)/1/
                         ------------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I. MID         to seek capital growth.
                         CAP GROWTH FUND -- SERIES I
                         SHARES/2/
                         ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP GROWTH & INCOME PORTFOLIO --    Seeks high total return through a
INSURANCE PRODUCTS FUND  INITIAL CLASS                       combination of current income and
                                                             capital appreciation.
                         ------------------------------------------------------------------------------
                         VIP GROWTH OPPORTUNITIES            Seeks to provide capital growth.
                         PORTFOLIO -- INITIAL CLASS




                         ------------------------------------------------------------------------------
                         VIP MID CAP PORTFOLIO --            Seeks long-term growth of capital.
                         INITIAL CLASS

                         ------------------------------------------------------------------------------
                         VIP OVERSEAS PORTFOLIO --           Seeks long-term growth of capital.
                         INITIAL CLASS

                         ------------------------------------------------------------------------------
FRANKLIN TEMPLETON       TEMPLETON FOREIGN SECURITIES        Seeks long-term capital growth. The
VARIABLE INSURANCE       FUND -- CLASS I SHARES              fund normally invests at least 80% of
PRODUCTS TRUST                                               its net assets in investments of issuers
                                                             located outside the U.S., including
                                                             those in emerging markets.
                         ------------------------------------------------------------------------------
GE INVESTMENTS FUNDS,    INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent
INC.                                                         with prudent investment management
                                                             and the preservation of capital.
                         ------------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Long-term growth of capital.              Invesco Advisers, Inc.

----------------------------------------------------------------------------
Seeks to achieve a high level of current  Invesco Advisers, Inc.
income consistent with reasonable
concern for safety of principal.
----------------------------------------------------------------------------
Seeks capital growth.                     Invesco Advisers, Inc.

----------------------------------------------------------------------------
Seeks capital growth and current          Invesco Advisers, Inc.
income.
----------------------------------------------------------------------------
to seek capital growth.                   Invesco Advisers, Inc.




----------------------------------------------------------------------------
to seek capital growth.                   Invesco Advisers, Inc.


----------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
----------------------------------------------------------------------------
Seeks to provide capital growth.          FMR (subadvised by FMRC, FMR
       U.K., Fidelity Management &
                                          Research (Hong Kong) Limited
                                          (FMR H.K.), and Fidelity
                                          Management & Research (Japan)
                                          Inc. (FMR Japan))
----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
----------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FMR
       (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                          and FIJ)
----------------------------------------------------------------------------
Seeks long-term capital growth. The       Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
----------------------------------------------------------------------------
Seeks maximum income consistent           GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
----------------------------------------------------------------------------

                    /1/ Effective April 30, 2012, the Invesco V.I. Capital
                        Appreciation Fund -- Series I shares merged into the Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares. Also effective April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund -- Series I shares changed its name to the Invesco Van Kampen V.I. American Franchise Fund -- Series I shares.

                    /2/ Effective April 30, 2012, the Invesco V.I. Capital
                        Development Fund -- Series I shares merged into the Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series I shares.


                        SUBACCOUNT                                     INVESTMENT OBJECTIVE
                        --------------------------------------------------------------------------------
                        PREMIER GROWTH EQUITY FUND --        Seeks long-term growth of capital and
                        CLASS 1 SHARES                       future income rather than current
                                                             income.
                        --------------------------------------------------------------------------------
                        REAL ESTATE SECURITIES FUND --       Seeks maximum total return through
                        CLASS 1 SHARES                       current income and capital
                                                             appreciation.
                        --------------------------------------------------------------------------------
                        S&P 500(R) INDEX FUND/1/             Seeks growth of capital and
                                                             accumulation of income that
                                                             corresponds to the investment return of
                                                             S&P 500(R) Composite Stock Index.
                        --------------------------------------------------------------------------------
                        TOTAL RETURN FUND -- CLASS 1         Seeks the highest total return,
                        SHARES                               composed of current income and
                                                             capital appreciation, as is consistent
                                                             with prudent investment risk.



                        --------------------------------------------------------------------------------
                        U.S. EQUITY FUND -- CLASS 1          Seeks long-term growth of capital.
                        SHARES
                        --------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET           Seeks to maximize current income to
INSURANCE TRUST         FUND -- SERVICE SHARES               the extent consistent with the
                                                             preservation of capital and the
                                                             maintenance of liquidity by investing
                                                             exclusively in high quality money
                                                             market instruments.
                        --------------------------------------------------------------------------------
JANUS ASPEN SERIES      FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum total return,
                        INSTITUTIONAL SHARES                 consistent with preservation of capital.
                        --------------------------------------------------------------------------------
                        FORTY PORTFOLIO -- SERVICE SHARES    A non-diversified portfolio/2/ that seeks
                                                             long-term growth of capital.
                        --------------------------------------------------------------------------------
                        OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                        SHARES
                        --------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
S&P 500(R) Composite Stock Index.
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management,
                                           L.L.C. (for small-cap equity
                                           investments only))
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
-----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-----------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                                      3